Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Nov. 30, 2020	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
It is the philosophy of CMS and Consumers to provide executive compensation tied to performance. The following disclosure illustrates the relationship between the compensation actually paid to the NEOs, as calculated in accordance with SEC disclosure rules, and the performance of CMS.
PAY VERSUS PERFORMANCE TABLE
							Value of Initial Fixed $100 Investment Based on: (4)
Year	Summary Compensation Table Total for Rochow	Summary Compensation Table Total for Poppe	Compensation Actually Paid to Rochow	Compensation Actually Paid to Poppe	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Adjusted Earnings Per Share
(1)	($) (2)	($) (2)	($) (3)	($) (3)	($) (2)	($) (3)	($)	($) (5)	($000)	($) (6)
2022	8,719,994	N/A	8,287,205	N/A	2,378,001	2,799,041	102.98	101.87	827.0	2.89
2021	6,871,068	N/A	7,759,511	N/A	2,131,976	3,127,729	105.74	102.30	1,348.0 (7)	2.65
2020	2,615,131	7,898,536	3,401,723	(13,653,262) (8)	2,174,217	2,740,279	108.34	103.21	755.0	2.67
(1)	The Principal Executive Officer and NEOs for the applicable years were as follows:
•
2022: Garrick J. Rochow served as the President and CEO of CMS and Consumers for the entirety of 2022 and the other NEOs of CMS and Consumers were: Rejji P. Hayes; Brandon J. Hofmeister; Shaun M. Johnson; and Brian F. Rich.

•
2021: Garrick J. Rochow served as the President and CEO of CMS and Consumers for the entirety of 2021 and the other NEOs of CMS and Consumers were: Rejji P. Hayes; Jean-Francois Brossoit; Shaun M. Johnson; and Brian F. Rich.

•
2020: Garrick J. Rochow assumed the role of the President and CEO of CMS and Consumers on December 1, 2020 and Patricia Poppe served as President and CEO of CMS and Consumers during 2020 through Poppe’s December 1, 2020 resignation. The other NEOs of CMS and Consumers for 2020 were: Rejji P. Hayes; Jean-Francois Brossoit; Catherine A. Hendrian; and Brian F. Rich.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Rochow and Poppe and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the NEOs of CMS and Consumers reported for the applicable year other than the Principal Executive Officers for such years.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Rochow, Poppe, and for the average of the other NEOs is set forth following the footnotes to this table.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance. See the CD&A for further information regarding how TSR is calculated for purposes of the long-term incentive program.

(5)
The TSR Peer Group is the same peer group utilized in the annual report (10-K) for 2022 and consists of utilities listed in the Standard & Poor’s 400 Utilities Index, an independently prepared index that consists of companies in the utilities industry.

(6)
As noted in the CD&A, for 2022, the Compensation Committee determined that adjusted EPS continues to be viewed as a core driver of the CMS’s performance and stockholder value creation and, accordingly, was utilized as a component for both the Annual Incentive and LTI Awards. Adjusted EPS is a non-GAAP financial measure that represents EPS adjusted to exclude gains or losses on asset sales which have been excluded from adjusted EPS or are greater than or equal to 2% of adjusted EPS; changes in accounting principles resulting from new or revised accounting standards not included in the budget; large restructuring and severance expenses greater than $5 million or equal to $0.01 of EPS; legal and settlement costs or gains related to previously sold assets; regulatory recovery for prior year changes; changes in legacy tax reform; changes in federal tax policy; loans sold from discontinued operations; 3rd party costs related to the Business Optimization initiative (greater or equal to $0.01 of EPS); and unrealized gains or losses, recognized in net income, from mark-to-market adjustments related to CMS NorthStar’ interest expense. See Appendix for a reconciliation of GAAP EPS to Adjusted EPS.

(7)	2021 Net Income includes the proceeds from the sale EnerBank, a one-time event excluded from Adjusted Earnings Per Share.
(8)
Effective December 1, 2020, Poppe voluntarily resigned from the Corporation from her position as President and CEO of CMS and Consumers. As a result, Poppe forfeited any outstanding long-term incentive awards, her annual incentive award and any unvested supplemental retirement awards.

Company Selected Measure Name			Adjusted Earnings Per Share
Named Executive Officers, Footnote [Text Block]
(1)	The Principal Executive Officer and NEOs for the applicable years were as follows:
•
2022: Garrick J. Rochow served as the President and CEO of CMS and Consumers for the entirety of 2022 and the other NEOs of CMS and Consumers were: Rejji P. Hayes; Brandon J. Hofmeister; Shaun M. Johnson; and Brian F. Rich.

•
2021: Garrick J. Rochow served as the President and CEO of CMS and Consumers for the entirety of 2021 and the other NEOs of CMS and Consumers were: Rejji P. Hayes; Jean-Francois Brossoit; Shaun M. Johnson; and Brian F. Rich.

•
2020: Garrick J. Rochow assumed the role of the President and CEO of CMS and Consumers on December 1, 2020 and Patricia Poppe served as President and CEO of CMS and Consumers during 2020 through Poppe’s December 1, 2020 resignation. The other NEOs of CMS and Consumers for 2020 were: Rejji P. Hayes; Jean-Francois Brossoit; Catherine A. Hendrian; and Brian F. Rich.

Peer Group Issuers, Footnote [Text Block]
(5)
The TSR Peer Group is the same peer group utilized in the annual report (10-K) for 2022 and consists of utilities listed in the Standard & Poor’s 400 Utilities Index, an independently prepared index that consists of companies in the utilities industry.

Adjustment To PEO Compensation, Footnote [Text Block]
RECONCILIATION OF COMPENSATION ACTUALLY PAID TO SUMMARY COMPENSATION TABLE TOTAL
Year	Summary Compensation Table Total ($) (1)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans($) (2)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($) (3)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($) (4)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (5)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) (6)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year ($) (7)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (8)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (9)	Plus Cash Dividends Paid on Outstanding and Unvested Stock Awards During Fiscal Year ($) (10)	Equals Compensation Actually Paid ($)
Rochow
2022	8,719,994	(107)	—	(5,265,456)	5,158,376	(658,176)	—	203,643	—	128,931	8,287,205
2021	6,871,068	(78)	—	(4,601,980)	5,008,062	237,729	—	182,958	—	61,752	7,759,511
2020	2,615,131	(114)	—	(1,056,512)	1,058,278	123,579	—	640,965	—	20,396	3,401,723
Poppe
2020	7,898,536	—	—	(6,184,228)	—	—	—	4,342,984	(19,834,124)	123,570	(13,653,262)
Other NEOs (Average) (11)
2022	2,378,001	—	—	(1,050,573)	1,029,181	(201,857)	—	637,156	—	7,133	2,799,041
2021	2,131,976	—	—	(1,133,217)	1,233,240	305,443	—	583,361	—	6,926	3,127,729
2020	2,174,217	(62,258)	14,658	(946,196)	947,748	110,524	—	497,709	—	3,877	2,740,279
(1)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(2)
Represents the aggregate change in the actuarial present value of the NEOs’ accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(3)
Represents the sum of the actuarial present value of the NEOs’ benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in our financial statements under generally accepted accounting principles.

(4)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(5)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(6)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(7)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(9)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(10)	Represents cash dividends paid or accrued with respect to unvested equity awards during the applicable year.
(11)	See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount			$ 2,378,001	$ 2,131,976	$ 2,174,217
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,799,041	3,127,729	2,740,279
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
RECONCILIATION OF COMPENSATION ACTUALLY PAID TO SUMMARY COMPENSATION TABLE TOTAL
Year	Summary Compensation Table Total ($) (1)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans($) (2)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($) (3)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($) (4)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (5)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) (6)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year ($) (7)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (8)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (9)	Plus Cash Dividends Paid on Outstanding and Unvested Stock Awards During Fiscal Year ($) (10)	Equals Compensation Actually Paid ($)
Rochow
2022	8,719,994	(107)	—	(5,265,456)	5,158,376	(658,176)	—	203,643	—	128,931	8,287,205
2021	6,871,068	(78)	—	(4,601,980)	5,008,062	237,729	—	182,958	—	61,752	7,759,511
2020	2,615,131	(114)	—	(1,056,512)	1,058,278	123,579	—	640,965	—	20,396	3,401,723
Poppe
2020	7,898,536	—	—	(6,184,228)	—	—	—	4,342,984	(19,834,124)	123,570	(13,653,262)
Other NEOs (Average) (11)
2022	2,378,001	—	—	(1,050,573)	1,029,181	(201,857)	—	637,156	—	7,133	2,799,041
2021	2,131,976	—	—	(1,133,217)	1,233,240	305,443	—	583,361	—	6,926	3,127,729
2020	2,174,217	(62,258)	14,658	(946,196)	947,748	110,524	—	497,709	—	3,877	2,740,279
(1)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(2)
Represents the aggregate change in the actuarial present value of the NEOs’ accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(3)
Represents the sum of the actuarial present value of the NEOs’ benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in our financial statements under generally accepted accounting principles.

(4)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(5)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(6)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(7)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(9)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(10)	Represents cash dividends paid or accrued with respect to unvested equity awards during the applicable year.
(11)	See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Pay and Performance
We believe the compensation actually paid, as calculated in accordance with SEC disclosure rules, in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our Annual Incentive Plan and long-term incentive program, including our adjusted EPS performance.
Compensation Actually Paid Versus TSR
The following chart illustrates the relationship between CMS’s three-year TSR to the compensation actually paid to the individuals serving as Principal Executive Officer during the applicable year and the average for the other NEOs. For 2021 and 2022, the compensation actually paid to the Principal Executive Officer and other NEOs was relatively aligned with CMS’s consistent TSR performance year-over-year. The fluctuation between 2020 and 2021 for Rochow is primarily due to the increase in compensation year-over-year as a result of Rochow’s promotion to CEO of CMS and Consumers in December 2020 and the fact that Rochow’s 2020 compensation reflected Rochow’s role at CMS and Consumers prior to promotion. Similarly, the compensation actually paid to Poppe during 2020 reflects the forfeiture of Poppe’s long-term incentive awards in connection with Poppe’s resignation.

*	PEO compensation reflects the aggregated compensation of Poppe and Rochow.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Pay and Performance
We believe the compensation actually paid, as calculated in accordance with SEC disclosure rules, in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our Annual Incentive Plan and long-term incentive program, including our adjusted EPS performance.
Compensation Actually Paid Versus Net Income
Because a significant percentage of compensation is delivered in the form of equity awards with vesting tied to TSR, EPS growth; and continued service, our executive compensation program is less impacted by fluctuations in net income. The following chart illustrates the relationship between net income and the compensation actually paid to the individuals serving as Principal Executive Officer during the applicable year and the average compensation actually paid for the other NEOs.

*	PEO compensation reflects the aggregated compensation of Poppe and Rochow.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Pay and Performance
We believe the compensation actually paid, as calculated in accordance with SEC disclosure rules, in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our Annual Incentive Plan and long-term incentive program, including our adjusted EPS performance.
Compensation Actually Paid Versus Adjusted EPS
As discussed above, adjusted EPS is viewed as a core driver of CMS’ performance and stockholder valuation creation and, accordingly, was used as a component in both the Annual Incentive and LTI Awards. Because the compensation actually paid, as calculated per SEC disclosure rules, is most greatly impacted by stock price fluctuations, the impact of year-over-year fluctuations in adjusted EPS performance has less of an impact on compensation actually paid as compared to stock price performance. As noted in the chart below, while adjusted EPS increased between 2021 and 2022, the compensation actually paid to the other
NEOs declined, which was correlated with the decline in TSR year-over-year. In addition, the compensation actually paid in 2020 and, in the case of Rochow, the change from 2020 to 2021, was also a result of the change in CEO role that occurred in December 2020 and the compensation adjustments and forfeitures relating to such change.

*	PEO compensation reflects the aggregated compensation of Poppe and Rochow.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Pay and Performance
We believe the compensation actually paid, as calculated in accordance with SEC disclosure rules, in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our Annual Incentive Plan and long-term incentive program, including our adjusted EPS performance.
TSR: CMS versus Peer Group
As shown in the chart below, CMS’s 3-year cumulative TSR for the period of 2020-2022 exceeded the 3-year cumulative TSR for companies included in the S&P 400 Utilities Index.

Tabular List [Table Text Block]
Performance Measures Used to Link Performance and Compensation Actually Paid to the NEOs
The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2022. Please see the CD&A for further information regarding how each of these measures is calculated and how they are used in the Company’s executive compensation program, including the calculation of GAAP EPS to Adjusted EPS for purposes of the Annual Incentive Awards and the LTI program. Our 2022 executive compensation program utilized financial metrics and supplemented those metrics in the Annual Incentive program with additional metrics tied to our operational performance, with goals relating to employee safety, culture, customer experience, electric reliability, waste elimination from cost reductions and methane emission reductions.
•	Adjusted EPS (Annual Incentive)
•	EPS Growth (LTI program)
•	Relative EPS Growth (LTI program)
•	Relative TSR (LTI program)
•	Stock Price

Total Shareholder Return Amount			$ 102.98	105.74	108.34
Peer Group Total Shareholder Return Amount			101.87	102.3	103.21
Net Income (Loss)			$ 827,000	$ 1,348,000	$ 755,000
Company Selected Measure Amount | $ / shares			2.89	2.65	2.67
Percentage of Adjusted EPS			2.00%
Restructuring and Severance Expenses			$ 5,000,000
Restructuring And Severance Expenses As Measured By EPS | $ / shares			$ 0.01
Business Optimization Initiative Cost Measured by EPS | $ / shares			$ 0.01
PEO Name	Garrick J. Rochow	Patricia Poppe	Garrick J. Rochow	Garrick J. Rochow
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EPS (Annual Incentive)
Non-GAAP Measure Description [Text Block]
(6)
As noted in the CD&A, for 2022, the Compensation Committee determined that adjusted EPS continues to be viewed as a core driver of the CMS’s performance and stockholder value creation and, accordingly, was utilized as a component for both the Annual Incentive and LTI Awards. Adjusted EPS is a non-GAAP financial measure that represents EPS adjusted to exclude gains or losses on asset sales which have been excluded from adjusted EPS or are greater than or equal to 2% of adjusted EPS; changes in accounting principles resulting from new or revised accounting standards not included in the budget; large restructuring and severance expenses greater than $5 million or equal to $0.01 of EPS; legal and settlement costs or gains related to previously sold assets; regulatory recovery for prior year changes; changes in legacy tax reform; changes in federal tax policy; loans sold from discontinued operations; 3rd party costs related to the Business Optimization initiative (greater or equal to $0.01 of EPS); and unrealized gains or losses, recognized in net income, from mark-to-market adjustments related to CMS NorthStar’ interest expense. See Appendix for a reconciliation of GAAP EPS to Adjusted EPS.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			EPS Growth (LTI program)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Relative EPS Growth (LTI program)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Relative TSR (LTI program)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Stock Price
Garrick J. Rochow [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 8,719,994	$ 6,871,068	$ 2,615,131
PEO Actually Paid Compensation Amount			8,287,205	7,759,511	3,401,723
Patricia Poppe [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					7,898,536
PEO Actually Paid Compensation Amount					(13,653,262)
Patricia Poppe [Member] | Cash Dividends Paid on Outstanding and Unvested Stock Awards During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					123,570
PEO [Member] | Cash Dividends Paid on Outstanding and Unvested Stock Awards During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			128,931	61,752	20,396
PEO [Member] | Garrick J. Rochow [Member] | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(107)	(78)	(114)
PEO [Member] | Garrick J. Rochow [Member] | Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Garrick J. Rochow [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,265,456)	(4,601,980)	(1,056,512)
PEO [Member] | Garrick J. Rochow [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,158,376	5,008,062	1,058,278
PEO [Member] | Garrick J. Rochow [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(658,176)	237,729	123,579
PEO [Member] | Garrick J. Rochow [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Garrick J. Rochow [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			203,643	182,958	640,965
PEO [Member] | Garrick J. Rochow [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Patricia Poppe [Member] | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Patricia Poppe [Member] | Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Patricia Poppe [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(6,184,228)
PEO [Member] | Patricia Poppe [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Patricia Poppe [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Patricia Poppe [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Patricia Poppe [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					4,342,984
PEO [Member] | Patricia Poppe [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(19,834,124)
Non-PEO NEO [Member] | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(62,258)
Non-PEO NEO [Member] | Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	14,658
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,050,573)	(1,133,217)	(946,196)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,029,181	1,233,240	947,748
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(201,857)	305,443	110,524
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			637,156	583,361	497,709
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Cash Dividends Paid on Outstanding and Unvested Stock Awards During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 7,133	$ 6,926	$ 3,877